Schedule of Investments (unaudited)
December 31, 2024
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies(a)
Equity Funds — 63.8%
BlackRock Technology Opportunities Fund, Class K	481,837	$ 35,318,622
BlackRock U.S. Equity Factor Rotation ETF	2,337,294	119,786,318
BlackRock Unconstrained Equity Fund, Class K(b)	2,233,659	31,226,550
iShares Core MSCI Emerging Markets ETF	573,164	29,930,624
iShares Core S&P 500 ETF	429,082	252,591,992
iShares MSCI EAFE Growth ETF(c)	983,695	95,251,187
iShares MSCI EAFE Value ETF(c)	1,567,277	82,235,024
iShares MSCI Emerging Markets ex China ETF	838,331	46,485,454
iShares MSCI U.S.A. Momentum Factor ETF(c)	151,953	31,442,115
iShares MSCI U.S.A. Quality Factor ETF	652,585	116,212,337
iShares S&P 500 Growth ETF(c)	1,199,393	121,774,371
iShares S&P 500 Value ETF	353,649	67,504,521
iShares U.S. Technology ETF(c)	226,647	36,154,729
		1,065,913,844
Fixed-Income Funds — 36.4%
BlackRock Flexible Income ETF	969,336	50,424,859
BlackRock Strategic Income Opportunities Portfolio, Class K	10,795,754	102,343,747
BlackRock Total Return Fund, Class K	19,045,638	185,314,058
BlackRock U.S. Mortgage Portfolio, Institutional Class	9,566,706	84,952,354
iShares 20+ Year Treasury Bond ETF	744,442	65,012,120
iShares Core Total USD Bond Market ETF	1,926,446	87,075,359
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	366,974	32,675,365
		607,797,862
Total Long-Term Investments — 100.2% (Cost: $1,505,627,591)		1,673,711,706
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(a)(d)(e)	92,079,879	$ 92,125,919
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(a)(d)	2,090,544	2,090,544
Total Short-Term Securities — 5.7% (Cost: $94,210,816)		94,216,463
Total Investments — 105.9% (Cost: $1,599,838,407)		1,767,928,169
Liabilities in Excess of Other Assets — (5.9)%		(97,975,353)
Net Assets — 100.0%		$ 1,669,952,816
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 56,958,048	$ 35,198,505(a)	$ —	$ (10,167)	$ (20,467)	$ 92,125,919	92,079,879	$ 161,255(b)	$ —
BlackRock Emerging Markets Fund, Inc., Class K(c)	32,631,523	206,066	(32,096,931)	319,551	(1,060,209)	—	—	—	—
BlackRock Flexible Income ETF	47,090,395	5,424,370	(703,303)	(7,947)	(1,378,656)	50,424,859	969,336	1,319,910	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,202,351	888,193(a)	—	—	—	2,090,544	2,090,544	33,028	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ 98,483,464	$ 7,031,295	$ (1,410,684)	$ (5,675)	$ (1,754,653)	$ 102,343,747	10,795,754	$ 1,209,443	$ —
BlackRock Technology Opportunities Fund, Class K	33,304,729	2,009,187	(470,228)	(760)	475,694	35,318,622	481,837	—	1,331,442
BlackRock Total Return Fund, Class K	184,908,262	10,940,553	(2,202,325)	(46,169)	(8,286,263)	185,314,058	19,045,638	2,181,437	130,647
BlackRock U.S. Equity Factor Rotation ETF	116,616,027	2,667,472	(3,671,980)	176,441	3,998,358	119,786,318	2,337,294	294,029	—
BlackRock U.S. Mortgage Portfolio, Institutional Class	82,044,317	6,199,159	(1,175,570)	(9,119)	(2,106,433)	84,952,354	9,566,706	1,166,121	194,451
BlackRock Unconstrained Equity Fund, Class K	31,342,864	1,422,270	(470,228)	(11,305)	(1,057,051)	31,226,550	2,233,659	—	—
iShares 20+ Year Treasury Bond ETF	66,422,039	7,167,877	(939,676)	(93,145)	(7,544,975)	65,012,120	744,442	923,852	—
iShares Core MSCI Emerging Markets ETF	—	32,441,720	(183,466)	(11,873)	(2,315,757)	29,930,624	573,164	655,766	—
iShares Core S&P 500 ETF	258,137,910	6,000,000	(17,007,375)	4,422,258	1,039,199	252,591,992	429,082	916,558	—
iShares Core Total USD Bond Market ETF	133,674,633	3,499,128	(45,281,468)	(113,976)	(4,702,958)	87,075,359	1,926,446	1,497,639	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,449,239	2,321,660	(468,903)	(1,884)	(1,624,747)	32,675,365	366,974	670,832	—
iShares MSCI EAFE Growth ETF	68,842,283	36,070,381	(1,120,793)	(50,945)	(8,489,739)	95,251,187	983,695	685,074	—
iShares MSCI EAFE Value ETF	99,037,377	2,684,507	(11,181,855)	(270,226)	(8,034,779)	82,235,024	1,567,277	1,420,771	—
iShares MSCI Emerging Markets ex China ETF	50,267,803	1,608,882	(701,668)	(7,473)	(4,682,090)	46,485,454	838,331	832,317	—
iShares MSCI U.S.A. Momentum Factor ETF	—	32,664,940	(183,825)	(3,295)	(1,035,705)	31,442,115	151,953	114,202	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI U.S.A. Quality Factor ETF	$ 120,666,031	$ 2,372,571	$ (6,106,763)	$ 491,363	$ (1,210,865)	$ 116,212,337	652,585	$ 358,906	$ —
iShares S&P 500 Growth ETF	123,835,582	2,510,785	(11,980,821)	1,241,798	6,167,027	121,774,371	1,199,393	160,417	—
iShares S&P 500 Value ETF	68,971,052	1,727,624	(938,722)	(19,917)	(2,235,516)	67,504,521	353,649	376,021	—
iShares U.S. Technology ETF	34,154,376	695,993	(464,782)	69,316	1,699,826	36,154,729	226,647	15,029	—
				$ 6,056,851	$ (44,160,759)	$ 1,767,928,169		$ 14,992,607	$ 1,656,540
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,673,711,706	$ —	$ —	$ 1,673,711,706
Short-Term Securities
Money Market Funds	94,216,463	—	—	94,216,463
	$ 1,767,928,169	$ —	$ —	$ 1,767,928,169
Portfolio Abbreviation
ETF	Exchange-Traded Fund
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